RESERVES (Details) - CNY (¥) ¥ in Millions					12 Months Ended
	Oct. 23, 2020	May 19, 2020	Sep. 17, 2019	May 09, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Balance at beginning of year					¥ 617,875
Profit attributable to ordinary shareholders of the Company					33,096	¥ 57,493	¥ 61,708
Final dividend inspect of the previous year, approved and paid during the year (Note (e))		¥ (23,004)		¥ (31,479)	(23,004)	(31,479)	(48,428)
Interim dividend (Note (f))	¥ (8,475)		¥ (14,529)		(8,475)	(14,529)	(19,371)
Transaction with non-controlling interests					(125)		(311)
Amounts transferred to initial carrying amount of hedged items					1	1,093	5,269
Other comprehensive income					315	5,580	(6,624)
Others					(1,681)	52	(691)
Balance at end of year					620,423	617,875
Capital reserve
Distribution to SAMC in the Acquisition of Baling Branch of SAMC (Note 35)					(972)
Transaction with non-controlling interests					(138)	2,933	(12)
Others					812	9	(431)
Share premium
Others					0
Statutory surplus reserve
Appropriation					1,857	3,745	3,996
Others					0
Discretionary surplus reserve
Others					0
Other reserves
Amounts transferred to initial carrying amount of hedged items					(47)	1,038	5,269
Other comprehensive income					1,406	5,415	(7,618)
Others					200	(35)	818
Retained earnings
Final dividend inspect of the previous year, approved and paid during the year (Note (e))					(23,004)	(31,479)	(48,428)
Interim dividend (Note (f))					(8,475)	(14,529)	(19,371)
Appropriation					(1,857)	(3,745)	(3,996)
Other comprehensive income					(12)
Others					(318)	24	(858)
The Company
Balance at beginning of year					617,875
Balance at end of year					620,423	617,875
The Company | Capital reserve
Balance at beginning of year					29,730
Balance as of January 1						29,730	26,788
Transaction with non-controlling interests					(138)	2,933
Others					812	9
Balance at end of year					29,432	29,730
The Company | Capital reserve | Baling Branch of SAMC
Distribution to SAMC in the Acquisition of Baling Branch of SAMC (Note 35)					(972)
The Company | Share premium
Balance at beginning of year					55,850	55,850
Balance at end of year					55,850	55,850	55,850
The Company | Statutory surplus reserve
Balance at beginning of year					90,423	86,678
Appropriation					1,857	3,745	3,996
Balance at end of year					92,280	90,423	86,678
The Company | Discretionary surplus reserve
Balance at beginning of year					117,000	117,000
Balance at end of year					117,000	117,000	117,000
The Company | Other reserves
Balance at beginning of year					1,941	(4,477)
Amounts transferred to initial carrying amount of hedged items					(47)	1,038
Other comprehensive income					1,406	5,415
Others					200	(35)
Balance at end of year					3,500	1,941	(4,477)
The Company | Retained earnings
Balance at beginning of year					322,931
Balance as of January 1						322,931	¥ 315,167
Profit attributable to ordinary shareholders of the Company					33,096	57,493
Final dividend inspect of the previous year, approved and paid during the year (Note (e))					(23,004)	(31,479)
Interim dividend (Note (f))					(8,475)	(14,529)
Appropriation					(1,857)	(3,745)
Others					(330)	24
Balance at end of year					¥ 322,361	¥ 322,931